OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Evaluated costs subject to amortization
Unevaluated costs	5,633,573	569,551	53,672,579
Total capitalized costs	5,633,573	569,551	53,672,579
Less accumulated depreciation, depletion and amortization
Total oil and gas properties	$ 594,848	$ 569,551	$ 53,672,579